Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Summary of Conversions of Convertible Notes

The table below summarizes the conversions of several convertible notes after June 30, 2020.

	Date	Principal	Interest		Total	No. Shares
	2020	converted	converted	Costs	converted	issued
Convertible note issued in November 2019
	July 1	$20,500	$1,348	$-	$21,848	9,103,313
	July 7	$10,000	$674	-	$10,674	4,447,488
Total		$30,500	$2,022	$-	$32,522	13,550,801

Summary of Exercises of Warrants
Warrant exercises	Date 2020	Number of warrants exercised on a cashless basis	Number of shares issued

Warrants Associated With August 2019 Convertible Note	July 1	10,063,627	9,490,000
	July 7	10,604,454	10,000,000
	July 10	10,604,454	10,000,000
	July 23	2,997,219	2,826,861

Warrants Associated With October 2019 Convertible Note	July 31	13,300,000	12,641,650
	August 7	14,000,000	13,307,000
	August 12	14,000,000	13,307,000

Total		75,569,754	71,572,511